Fees Summary	Jan. 21, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 7,878,000.00
Previously Paid Amount	1,087.95
Total Fee Amount	1,087.95
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 0.00
Narrative - Max Aggregate Offering Price	$ 7,878,000.00
Final Prospectus	true